Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
19. Related party transactions

In 2017 and 2018, the Company entered into a series of business arrangements with certain entities in which Mr. Roche owns substantial equity interests. The table below sets forth major related parties and their relationships with the Company:

Company Name	Relationship with the Company

Dreamstart (Hong Kong) Ltd., (“Dreamstart”)	Affiliate of Mr. Roche
IS Seafood	Affiliate of Mr. Roche
Ryecor China Investment Limited (“Ryecor”)	Affiliate of Mr. Roche
Acorn Composite Corporation (“Acorn Composite”)	Affiliate of Mr. Roche
Lu&co Consultancy Co., Ltd. (“Lu&co”)	Affiliate of VP of the Company
Dragon Law Limited (“Dragon Law”)	Affiliate of CEO of the Company
URBN Hotels & Resorts (“URBN Hotels”)	Affiliate of Mr. Roche
Jia He Hotel	Affiliate of Mr. Roche
Cachet Hotel Group (“Cachet Hotel”)	Affiliate of Mr. Roche

Details of the transactions for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018
Purchase of goods and services
Dreamstart	$454,845	$—	$—
Lu&co	$10,675	$—	$—
Acorn Composite	$924,757	$—	$—
IS Seafood	$22,810	$2,656	$495,276
Dragon Law	$2,785	$—	$—

Sale of goods
URBN Hotels	$2,820	$3,949	$2,577
Jia He Hotel	$2,513	$4,874	$7,937
Cachet Hotel	$1,307	$619	$—

In 2016, the Company paid $454,845 to Dreamstart for the use of the call center management system.

During 2016, 2017 and 2018, the Company made $2,820, $3,949 and $2,577 respectively sales to URBN hotels, made $2,513, $4,874 and $7,937 respectively sales to Jia He Hotel and made $1,307, $619 and nil respectively sales to Cachet Hotel for hotel uniforms.

Lu&co, a company wholly owned by Ms. Jan Jie Lu, Business Operation Vice President of the Company, entered into a consultancy agreement with the Company on September 1, 2015, prior to Ms. Lu joining the Company. Under the agreement, the Company should pay Lu&co consultancy fees of RMB15,000 per month for a term of 12 months. The agreement remained in effective after Ms. Lu became an employee of the Company. In 2016, the Company paid $10,675 to Lu&co. The agreement was terminated in 2017.

During 2016, 2017 and 2018, the Company purchased Iceland sourced seafood such as cod, lobster, halibut and scampi from IS Seafood amounting to $22,810, $2,656 and $495,276, respectively, to sell to consumers via the Internet.

Mr. Roche has incurred certain costs amounting to $924,757 on behalf and for the benefit of the Company for the purpose of securing the commercial and business interests of the Company during 2015 when Mr. Roche and Mr. Don Dongjie Yang (Ex-CEO), as well as various other shareholders, were involved in an ongoing dispute with each other for control of the Company’s strategic direction and the Company’s board of directors. The nature of the costs included the payroll and travelling expenses. Upon settlement of the dispute, the Company’s board of directors approved to reimburse these costs and the Company accrued the liability due to Mr. Roche. The Company paid the amount in full in 2016.

As of December 31, 2017 and 2018, the balance due from and due to related parties were as follows:

	December 31,
	2017	2018
Account receivables-Jia He Hotel	$—	$5,560
Account receivables-URBN Hotel	$—	$2,605
Other receivables - Mr. Roche	$13,862	$40,196
Other receivables - IS Seafood	$6,042	$—
Loan receivables - Cachet Hotel	$3,628,415	$10,050,054
Advance to suppliers - IS Seafood	$—	$596,575

As of December 31, 2018, the Company has made an advance of $596,575 to IS Seafood for purchases of Iceland sourced seafood such as cod, lobster, halibut and scampi, to sell to consumers via the Internet.

In November 2017, the Company entered into a Strategic Cooperation Framework Agreement (the “Framework Agreement”) with Cachet Hotel, which is part of the Roche Enterprises Limited of companies. Roche Enterprises Limited is owned by Mr. Roche and Mr. Roche is also the Executive Chairman and the majority shareholder of Cachet. The Framework Agreement was personally guaranteed by Mr. Roche.

Under the Strategic Framework Agreement, Acorn will become Cachet Hotel’s preferred supplier for sourcing of all amenities, textiles, other hotel goods as well as various furniture, fixtures and equipment for the hotels, restaurants, clubs and other types of properties managed by Cachet, subject to Acorn’s ability to procure the products satisfying Cachet’s requirements on commercially reasonable terms. Best efforts will be used to ensure that the owners of these properties purchase their products from Acorn.

The Framework Agreement also provides a credit facility for the Company to loan to Cachet up to $10.0 million at an interest rate of 8% per annum for amounts borrowed in USD and 10% for amounts borrowed in RMB, with each drawdown subject to the Company’s consent in its sole and absolute discretion. The facility has a three-year term with two one-year renewal options. As of December 31, 2017 and 2018, the Company provided loan advances in USD
 of $3.6 million and $10.0 million,
which is presented as a loan to a related party on the consolidated balance sheets
.

In September 2015, the Company entered into an assignment with Ryecor, pursuant to which Ryecor assigned to the Company all of its rights on the loan agreement with E-surer signed in October 2014, and delegated to the Company all of its obligation in exchange of a cash payment of $
3,024,933
to Ryecor and Acorn Composite Corporation Inc., which is also a company owned by Mr. Roche, The Assigned Contracts were personally guaranteed by Mr. Roche (See Note 9)